Loss per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss per Common Share [Abstract]
Dividends declared on common stock and Class A warrants	$ 0	$ 0
Threshold beneficial ownership percentage	49.00%
Incremental shares attributable to share-based compensation arrangements (in shares)	0	0
Net loss	$ (10,438)	$ (9,511)
Comprehensive loss	(10,438)	(9,511)
Less deemed dividend upon redemption of Preferred Stock	(219)	(2)
Loss and comprehensive loss attributable to common stockholders	(11,911)	(10,321)
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$ (11,911)	$ (10,321)
Weighted average number of common stock, basic (in shares)	300,527	298,065
Weighted average number of common stock, diluted (in shares)	300,527	298,065
Loss per share, basic (in dollars per share)	$ (39.75)	$ (34.75)
Loss per share, diluted (in dollars per share)	$ (39.75)	$ (34.75)
Class A Warrants [Member]
Loss per Common Share [Abstract]
Dividends declared on common stock and Class A warrants	$ 0	$ 0
Incremental shares attributable to warrants (in shares)	0	0
Class B Warrants [Member]
Loss per Common Share [Abstract]
Incremental shares attributable to warrants (in shares)	0	0
Series C Preferred Stock [Member]
Loss per Common Share [Abstract]
Dividends paid on preferred stock	$ 379	$ 260
Less dividends on preferred stock and warrants	(446)	(327)
Series D Preferred Stock [Member]
Loss per Common Share [Abstract]
Dividends paid on preferred stock	$ 808	$ 481
Shares redeemed (in shares)	126	9
Less deemed dividend upon redemption of Preferred Stock	$ (219)
Less dividends on preferred stock and warrants	$ (808)	$ (481)